Equity (Reorganization and MarkWest Merger) (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Dec. 04, 2015 $ / shares shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)
Stockholders Equity [Line Items]
Partners' Capital Account, Units, Contributed		6,716,419
Contributions from MPC | $		$ 225	$ 1	$ 0
Units Acquired			229,493,171
MarkWest [Member]
Stockholders Equity [Line Items]
Common Units Conversion Ratio	1.09
Class B Units Conversion Ratio	1.09
Cash consideration to unitholders | $ / shares	$ 6.20
General Partner Units [Member]
Stockholders Equity [Line Items]
Partners' Capital Account, Units, Contributed		436,758
Limited Partners Common Units [Member]
Stockholders Equity [Line Items]
Partners' Capital Account, Units, Contributed		21,401,137
Limited Partners Common Units [Member] | MarkWest [Member]
Stockholders Equity [Line Items]
Units Acquired	216,350,465		216,350,465
Class A Units [Member] | MarkWest [Member]
Stockholders Equity [Line Items]
Units Acquired		28,554,313
Class B Units [Member] | MarkWest [Member]
Stockholders Equity [Line Items]
Units Acquired		7,981,756	(7,981,756)
General Partner [Member] | MPC [Member]
Stockholders Equity [Line Items]
Contributions from MPC | $		$ 141
Limited Partners Common Units [Member] | MPC [Member]
Stockholders Equity [Line Items]
Contributions from MPC | $		$ 84